STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2026
Share-based payment arrangements [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Employee Share Purchase Plan:
Under the terms of the Company's Employee Share Purchase Plan, qualifying employees of the Company may set aside funds through payroll deductions for an amount up to a maximum of 10% of their base salary or $10 in any one calendar year. Subject to the member not making withdrawals from the plan, the Company makes contributions to the plan equal to 20% of a member's contribution to the plan during the year, up to a maximum of 1% of the member's salary or $2. Shares for the plan may be issued from treasury or purchased in the market as determined by the Company's Board of Directors. During the years ended March 31, 2026 and March 31, 2025, no shares were issued from treasury related to the plan.
Stock Option Plan:
The Company uses a stock option plan to attract and retain key employees, officers and directors. Under the Company's 1995 Stock Option Plan (the "1995 Plan"), the shareholders have approved a maximum of 5,991,839 common shares for issuance, with the maximum reserved for issuance to any one person at 5% of the common shares outstanding at the time of the grant. Time-vested stock options vest over four-year periods. The exercise price is either the price of the Company's common shares on the TSX at closing for the day prior to the date of the grant or the five-day volume weighted average price of the Company's common shares on the TSX prior to the date of the grant. Stock options granted under the 1995 Plan may be exercised during periods not exceeding seven years from the date of grant, subject to earlier termination upon the option holder ceasing to be a director, officer or employee of the Company. Stock options issued under the 1995 Plan are non-transferable. Any stock option granted that is cancelled or terminated for any reason prior to exercise is returned to the pool and becomes available for future stock option grants. In the event that the stock option would otherwise expire during a restricted trading period, the expiry date of the stock option is extended to the 10th business day following the date of expiry of such period. In addition, the 1995 Plan restricts the granting of stock options to insiders that may be under the 1995 Plan.
Under the Company's 2006 Stock Option Plan (the "2006 Plan"), the shareholders have approved a maximum of 5,159,000 common shares for issuance. The terms of the 2006 Plan are identical to those of the 1995 Plan, except that the maximum number of common shares to be issued pursuant to the issue of options under the 2006 Plan is 5,159,000 common shares.

As at March 31, 2026, there are a total of 1,715,727 common shares remaining for future stock option grants under both plans (March 31, 2025 - 1,560,749).

Years ended		March 31 2026		March 31 2025
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Stock options outstanding, beginning of year	994,599	$35.87	823,527	$33.56
Granted (i)	1,054,106	40.83	241,327	45.37
Exercised (ii)	(472,230)	26.31	(19,261)	25.70
Forfeited	(509,084)	45.33	(50,994)	47.39
Stock options outstanding, end of year	1,067,391	$40.49	994,599	$35.87
Stock options exercisable, end of year, time-vested options	138,896	$34.53	531,910	$28.06

(i) Included in the units granted during the year ended March 31, 2026 is 700,000 units of Performance Stock Options ("PSO"). The PSOs are not granted under the 1995 Plan or the 2006 Plan, however the terms of the 2006 Plan apply to the PSOs. The PSOs include both a time-vesting and market-vesting component and expire on the seventh anniversary of the grant date. The PSOs vest in tranches, with the earliest vesting date occurring in fiscal 2029.

(ii) For the year ended March 31, 2026, the weighted average share price at the date of exercise was $38.37 (March 31, 2025 - $40.13).

As at March 31, 2026		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $40.71	256,979	4.5 years	$34.98	98,571	$27.55
$40.72 - $43.23	700,000	6.9 years	41.09	—	0.00
$43.24 - $51.54	73,047	5.1 years	45.37	19,990	45.37
$51.55 - $57.71	37,365	4.2 years	57.71	20,335	57.71
$20.22 - $57.71	1,067,391	6.1 years	$40.49	138,896	$34.53
The fair values of the Company's stock options issued during the periods presented were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions. Expected stock price volatility was determined at the time of the grant by considering historical share price volatility. Expected stock option grant life was determined at the time of the grant by considering the average of the grant vesting period and the grant exercise period.

For the year ended	March 31 2026	March 31 2025
Weighted average risk-free interest rate	2.90%	3.75%
Dividend yield	0%	0%
Weighted average expected volatility	37%	35%
Weighted average expected life	4.75 years	4.75 years
Number of stock options granted: (i) Time-vested	354,106	241,327
Weighted average exercise price per option	$ 40.32	$ 45.37
Weighted average value per option: Time-vested	$ 14.52	$ 16.45

(i) The 700,000 PSOs are performance-vested options and are excluded from the above table.

The fair values of the PSOs issued during the year were estimated at the date of grant using the Monte Carlo option pricing model with a risk-free rate of 2.96% and expected volatility of 35.70%. The fair values for the tranches are in the range of $11.48 to $15.81 and the weighted average exercise price is $41.09.
Restricted Share Unit Plan:
During the year ended March 31, 2026, the Company granted 357,491 time-vesting restricted share units ("RSUs") (255,055 in the year ended March 31, 2025), and 521,477 performance-based RSUs, (210,803 in the year ended March 31, 2025).

Included in the performance-based RSUs granted are 248,355 market share price condition based restricted share units ("MSPC PSU"). The fair value of the MSPC PSUs was determined using the Monte Carlo valuation model.

The Company measures these RSUs based on the fair value at the date of grant and a compensation expense is recognized over the vesting period in the consolidated statements of income (loss) with a corresponding increase in contributed surplus. The performance-based RSUs vest upon successful achievement of certain operational and share price targets.

On May 18, 2022, the RSU plan was amended so that RSUs granted may be settled in ATS Common Shares, where deemed advisable by the Company, as an alternative to cash payments. It is the Company's intention to settle these RSUs with ATS Common Shares and therefore the Company measures these RSUs as equity awards based on fair value. During the year ended March 31, 2026, 238,621 common shares were purchased for $9,616 and placed in trust (332,165 shares for $14,690 in the year ended March 31, 2025).

During the year ended March 31, 2026, the Company settled 131,057 time-vesting RSUs and 55,839 performance-based RSUs (nil in the year ended March 31, 2025) in ATS Common Shares from the common shares held in trust (note 17). At March 31, 2026, 1,109,180 shares are held in a trust and may be used to settle some or all of the RSU grants when they are fully vested (March 31, 2025 - 1,057,455 shares). The trust is consolidated in the Company's annual audited consolidated financial statements with the value of the acquired common shares presented as a reduction of share capital.
Deferred Stock Unit Plan:
The Company offers a Deferred Stock Unit Plan ("DSU Plan") for members of the Board. Under the DSU Plan, each non-employee director may elect to receive all or a portion of his or her annual compensation in the form of notional common shares of the Company called deferred stock units
("DSUs"). The issue and redemption prices of each DSU are based on a five-day volume weighted average trading price of the Company's common shares for the five trading days prior to issuance or redemption. Under the terms of the DSU Plan, directors are not entitled to convert DSUs into cash until retirement from the Board. The value of each DSU, when converted to cash, will be equal to the market value of a common share of the Company at the time the conversion takes place.
During the year ended March 31, 2026, the Company granted 58,019 units (March 31, 2025 - 43,456 units). During the year ended March 31, 2026, 31,625 units were redeemed upon directors' retirement from the Board (March 31, 2025 - no units). As at March 31, 2026, the value of the outstanding liability related to the DSUs was $19,168 (March 31, 2025 - $17,031).The DSU liability is revalued at each reporting date based on the change in the Company's stock price. The DSU liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position. The change in the value of the DSU liability is included in the consolidated statements of income (loss) in the period of the change.
The following table shows the compensation expense related to the Company's share-based payment plans:

For the years ended	March 31 2026	March 31 2025
Stock options	$661	$2,832
RSUs	4,729	8,976
DSUs	3,297	(2,630)
	$8,687	$9,178
On July 7, 2025, the Company announced the departure of its former Chief Executive Officer ("CEO"). During the year ended March 31, 2026, the Company reversed $7,300 of previously recorded stock-based compensation expense associated with the unvested stock-based awards held by the former CEO.